PREPAID EXPENSES AND OTHER CURRENT ASSETS - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 3,946,000	$ 476,000
Prepaid services	4,195,000	1,918,299	$ 0
Vendor funds receivable	1,099,000	1,057,718	866,276
Other prepaid expenses	2,459,000	806,000	765,677
Other receivables	301,000	657,489	499,942
Total	12,000,000	4,915,305	$ 2,131,895
Prepaid expenses, noncurrent	$ 10,702,000	$ 0